CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT) EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares Class A ordinary shares IPO CNY (¥) shares	Ordinary shares Class A ordinary shares CNY (¥) shares	Ordinary shares Class A ordinary shares USD ($) shares	Ordinary shares Class B ordinary shares CNY (¥) shares	Ordinary shares Class B ordinary shares USD ($) shares	Ordinary shares CNY (¥) shares	Treasury shares CNY (¥) shares	Treasury shares USD ($) shares	Additional paid-in capital IPO CNY (¥)	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Statutory reserves CNY (¥)	Statutory reserves USD ($)	Accumulated other comprehensive loss CNY (¥)	Accumulated other comprehensive loss USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	IPO CNY (¥)	CNY (¥) shares	USD ($) shares
Beginning balance at Dec. 31, 2019						¥ 83						¥ 11,915		¥ (31,134)		¥ (551,939)			¥ (571,075)
Beginning balance (in shares) at Dec. 31, 2019 | shares						120,540,220	(46,566,250)	(46,566,250)
Conversion of preferred shares to Class A ordinary shares (in shares) | shares																			305,355,746	305,355,746
Vesting of restricted shares and restricted share units ("RSUs")										¥ 29,755									¥ 29,755
Accretion on convertible redeemable preferred shares to redemption value										(29,755)						(3,176,569)			(3,206,324)
Net income/(loss)												4,678				70,749			75,427
Foreign currency translation														232,957					232,957
Ending balance at Dec. 31, 2020						¥ 83						16,593		201,823		(3,657,759)			(3,439,260)
Ending balance (in shares) at Dec. 31, 2020 | shares						120,540,220	(46,566,250)	(46,566,250)
Conversion of preferred shares to Class A ordinary shares		¥ 255								10,880,453									10,880,708
Conversion of preferred shares to Class A ordinary shares (in shares) | shares		389,598,177	389,598,177
Surrender of ordinary shares by shareholders						¥ (56)				56
Surrender of ordinary shares by shareholders (in shares) | shares						(81,270,220)	46,566,250	46,566,250
Issuance of ordinary shares	¥ 23					¥ 24			¥ 896,297	(24)								¥ 896,320
Issuance of ordinary shares (in shares) | shares	35,300,000					34,703,970
Re-designation of ordinary shares to Class B ordinary shares				¥ 51		¥ (51)
Re-designation of ordinary shares to Class B ordinary shares (in shares) | shares				73,973,970	73,973,970	(73,973,970)
Issuance of ordinary shares pursuant to share incentive plan		¥ 18					¥ (18)
Issuance of ordinary shares pursuant to share incentive plan (in shares) | shares		28,000,000	28,000,000				(28,000,000)	(28,000,000)
Vesting of RSUs							¥ 14			26,723									26,737
Vesting of RSUs (in shares) | shares							22,058,588	22,058,588
Vesting of share options										3,936									3,936
Ordinary shares transferred from the employees in connection with vesting of RSUs							¥ (21,848)												(21,848)
Ordinary shares transferred from the employees in connection with vesting of RSUs (in shares) | shares							2,306,690	2,306,690
Accretion on convertible redeemable preferred shares to redemption value										(8,140)						(4,721,579)			(4,729,719)
Deemed dividend of preferred shareholders																(104,036)			(104,036)
Net income/(loss)																(124,615)			(124,615)
Foreign currency translation														(150,267)					(150,267)
Repurchase of Class A ordinary shares							¥ (5,932)												(5,932)
Repurchase of Class A ordinary shares (in shares) | shares							(1,116,904)	(1,116,904)
Ending balance at Dec. 31, 2021		¥ 296		¥ 51			¥ (27,784)			11,799,301		16,593		51,556		(8,607,989)			3,232,024
Ending balance (in shares) at Dec. 31, 2021 | shares		452,898,177	452,898,177	73,973,970	73,973,970		(9,365,006)	(9,365,006)
Vesting of RSUs							¥ 40,870			(22,992)									17,878
Vesting of RSUs (in shares) | shares							5,341,452	5,341,452
Vesting of share options										10,367									10,367
Ordinary shares transferred from the employees in connection with vesting of RSUs							¥ (362)												(362)
Ordinary shares transferred from the employees in connection with vesting of RSUs (in shares) | shares							(91,860)	(91,860)
Accretion on convertible redeemable preferred shares to redemption value																			0
Net income/(loss)																(711,240)			(711,240)	$ (103,120)
Foreign currency translation														112,372					112,372
Repurchase of Class A ordinary shares							¥ (19,738)												(19,738)
Repurchase of Class A ordinary shares (in shares) | shares							(4,448,658)	(4,448,658)
Exercise of share options							¥ 198			(194)									4
Exercise of share options (in shares) | shares							55,960	55,960
Ending balance at Dec. 31, 2022		¥ 296	$ 43	¥ 51	$ 7		¥ (6,816)	$ (988)		¥ 11,786,482	$ 1,708,879	¥ 16,593	$ 2,406	¥ 163,928	$ 23,767	¥ (9,319,229)	$ (1,351,161)		¥ 2,641,305	$ 382,953
Ending balance (in shares) at Dec. 31, 2022 | shares		452,898,177	452,898,177	73,973,970	73,973,970		(8,508,112)	(8,508,112)